CAPITAL STRUCTURE (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2025	Mar. 04, 2025	Feb. 06, 2025	Jan. 06, 2025	Dec. 31, 2024	Dec. 23, 2024	Nov. 02, 2024	Sep. 04, 2024	Jul. 31, 2024	Jun. 13, 2024	Jan. 10, 2024	Dec. 28, 2023	Oct. 02, 2023	Jun. 16, 2023	Jan. 27, 2023	Sep. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2024	Feb. 28, 2024
Class of Stock [Line Items]
Common stock, shares authorized					150,000,000												150,000,000		150,000,000		150,000,000
Common stock, par value					$ 0.0001												$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized					10,000,000												10,000,000		10,000,000		10,000,000
Preferred stock, par value					$ 0.0001												$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued					2,116,191												4,166,713		4,166,713		2,116,191
Common stock, shares outstanding					2,116,191												4,166,713		4,166,713		2,116,191
Reverse stock split					20-1 reverse stock split																20-1 reverse stock split
Treasury stock					$ 0												$ 0		$ 0		$ 0
Preferred stock, shares issued					6,250												625		625		6,250
Preferred stock, shares outstanding					6,250												625		625		6,250
Proceeds from sale of preferred stock																			$ 5,455,000	$ 1,693,562
Unamortized stock-based compensation																	$ 1,344,750		1,344,750
Investments					$ 5,691,084												6,941,083		6,941,083		$ 5,691,084
Subscription Receivable Septmber 2023 [Member]
Class of Stock [Line Items]
Stock issued for debt, shares																25,000
Stock issued for debt, value																$ 500,000
Investments					522,667												522,667		522,667		522,667
Subscription Receivable Sept 2023 One [Member]
Class of Stock [Line Items]
Stock issued for debt, shares																100,000
Stock issued for debt, value																$ 2,000,000
Investments					2,090,667												2,090,667		2,090,667		2,090,667
December 2023 Financing [Member]
Class of Stock [Line Items]
Investments					1,132,869												1,132,869		1,132,869		1,132,869
Warrants issued																						100,000
February 2024 Financing [Member]
Class of Stock [Line Items]
Investments					$ 1,944,879												1,944,879		$ 1,944,879		$ 1,944,879
Warrants issued																							200,000
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options granted		87,375
Options granted, exercise price		$ 10.52
Colleen Delaney [Member]
Class of Stock [Line Items]
Number of shares forfeited	27,500
Number of shares exercised	2,500
Number of shares expired																			2,500
Consultant [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options granted				100,000
Options granted, exercise price				$ 5.72
David Mehalick [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options granted										120,000
Options granted, exercise price										$ 6.20
Various Officers Directors Employees And Consultants [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options granted											1,535,000				67,875
Options granted, exercise price											$ 0.65				$ 32.60
Two Employees [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options granted													15,000
Options granted, exercise price													$ 21.40
Yorkville [Member] | Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Payment of commitment fee							$ 200,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Convertible notes outstanding							1,304,758
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Stock Issued For Services [Member]
Class of Stock [Line Items]
Payment of commitment fee							80,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Advance [Member]
Class of Stock [Line Items]
Payment of commitment fee							$ 120,000
Stock Options [Member]
Class of Stock [Line Items]
Share based compensation																	$ 191,022	$ 611,570	$ 788,752	$ 708,459
Options granted																			187,375
Options granted, exercise price																			$ 7.96
Public Offering [Member]
Class of Stock [Line Items]
Proceeds from public offering														$ 3,000,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	150,000,000		150,000,000
Common stock, par value																	$ 0.0001		$ 0.0001
Common Stock [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares														107,500
Stock converted, shares issued																					175,000
Pre Funded Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares														67,500
Conversion of stock, shares converted														67,500
Series A Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares														153,125
Series B Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares														153,125
Series Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Warrants exercise price														$ 33.00
Warrant Note Subscription Receivables [Member]
Class of Stock [Line Items]
Aggregate exercise price of warrant												$ 1,100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	10,000		10,000
Stock issued new, shares										4,300
Conversion of stock, shares converted																			9,375
Preferred stock, shares issued					6,250												625		625		6,250
Preferred stock, shares outstanding					6,250												625		625		6,250
Proceeds from sale of preferred stock			$ 5,700,000			$ 695,000		$ 225,000	$ 1,300,000	$ 4,300,000
Proceeds from issuance of preferred stock																			$ 125,000
Subscription receivable																	$ 125,000		$ 125,000